Schedule of Future Minimum Lease Payments Under Financing Lease (Details) - Theralink Technologies Inc [Member] - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
2024	$ 42,237
2023	9,164	$ 62,762
Total minimum financing lease payments	51,401	98,846
Less: discount to fair value	(2,878)	(10,461)
Total financing lease payable on September 30, 2022	$ 48,523	88,385	$ 136,115
2024		31,900
2025		$ 4,185